FINANCE INCOME AND EXPENSES - Interest earned and other finance income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest earned	$ 9,219	$ 4,132
Accretion income on deferred consideration	2,542	1,998
Total interest earned and other finance income	$ 11,761	$ 6,130